10. Stockholders' Equity (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock, shares Authorized	700,000,000	700,000,000	250,000,000
Common Stock, shares outstanding	6,047,707	5,918,704	719,127
Preferred stock authorized	10,000,000	10,000,000	10,000,000
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Sock, Shares Issued	0	0	0
Preferred Sock, Shares Outstanding	0	0	0